Cash and cash equivalents - Additional information (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cash and cash equivalents [Line Items]
Restricted cash and cash equivalents	$ 391	$ 235
Repayment of third party borrowings	268	165
Reverse repurchase agreements	850	4,520
Fair value of collateral	892	4,638
Subsidiaries
Disclosure of cash and cash equivalents [Line Items]
Restricted cash and cash equivalents	576	981
Repayment of third party borrowings	$ 336	$ 752